Interests in Resource Properties - assets included in non-current assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 254,706
Ending balance	201,802	$ 254,706
Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	264,795	263,957
Decommissioning obligations	1,339	838
Reclassification to assets held for sale	(47,931)
Ending balance	218,203	264,795
Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	27,096	19,609
Additions	7,196	7,487
Reclassification to assets held for sale	(17,891)
Ending balance	16,401	27,096
Interest in iron ore mine and hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	237,699	244,348
Ending balance	201,802	237,699
Interest in an iron ore development project
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	206,439
Ending balance	201,802	206,439
Interest in an iron ore development project | Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	218,203	218,203
Decommissioning obligations	0	0
Ending balance	218,203	218,203
Interest in an iron ore development project | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	11,764	6,853
Additions	4,637	4,911
Reclassification to assets held for sale	0
Ending balance	16,401	11,764
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	31,260
Ending balance		31,260
Hydrocarbon development and production assets | Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	46,592	45,754
Decommissioning obligations	1,339	838
Reclassification to assets held for sale	(47,931)
Ending balance		46,592
Hydrocarbon development and production assets | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	15,332	12,756
Additions	2,559	2,576
Reclassification to assets held for sale	(17,891)
Ending balance	$ 0	$ 15,332